THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND December 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

BUSINESS SERVICES — 6.0%
Visa Inc., Cl A (A)	9,112,404	$1,974,749,071

COMMUNICATION SERVICES — 18.6%
Match Group Inc.*	9,045,908	1,196,321,333
Meta Platforms Inc., Cl A*	4,502,208	1,514,317,661
Netflix Inc.*	2,608,847	1,571,673,787
Snap Inc., Cl A*	39,509,617	1,858,137,287
		6,140,450,068

CONSUMER STAPLES — 4.1%
The Estée Lauder Companies Inc., Cl A	3,661,633	1,355,536,537

CONSUMER DISCRETIONARY — 10.4%
Amazon.com Inc.*	274,287	914,566,116
Chipotle Mexican Grill Inc., Cl A*	681,314	1,191,107,200
Nike Inc., Cl B	7,965,747	1,327,651,052
		3,433,324,368

FINANCIALS — 8.2%
CME Group Inc., Cl A (A)	5,588,730	1,276,801,256
S&P Global Inc. (A)	2,973,240	1,403,161,153
		2,679,962,409

HEALTH CARE — 18.9%
Align Technology Inc.*	2,372,282	1,559,016,285
Danaher Corp	4,401,763	1,448,224,044
Illumina Inc.*	4,725,129	1,797,628,077
Intuitive Surgical Inc.*	3,997,138	1,436,171,683
		6,241,040,089

INFORMATION TECHNOLOGY — 24.7%
Adobe Inc.* (A)	2,616,719	1,483,836,676
Intuit Inc.	2,649,543	1,704,239,049
Microsoft Corp	4,487,708	1,509,305,955
NVIDIA Corp	6,008,819	1,767,253,756

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND December 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings Inc.*	8,933,668	$1,684,711,111
		8,149,346,547

REAL ESTATE — 7.9%
American Tower Corp., Cl A‡	4,976,282	1,455,562,485
Equinix Inc‡	1,353,282	1,144,660,047
		2,600,222,532

TOTAL COMMON STOCK
(Cost $14,803,971,117)		32,574,631,621

SHORT-TERM INVESTMENTS — 4.4%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 0.010% (B)	319,062,844	319,062,844

Mount Vernon Liquid Assets Portfolio, LLC, 0.010% (B)(C)	1,130,088,166	1,130,088,166

TOTAL Short-Term Investments
(Cost $1,449,151,010)		1,449,151,010

TOTAL INVESTMENTS — 103.2%
(Cost $16,253,122,127)		$34,023,782,631

Percentages are based on Net Assets of $32,976,662,063.

*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $1,102,551,125.
(B)	The rate reported is the 7-day effective yield as of December 31, 2021.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

Ltd. — Limited

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND December 31, 2021 (Unaudited)

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-3300

3